Stockholders' Equity (Details) - Schedule of convertible preferred stock authorized, issued and outstanding	Dec. 31, 2021 USD ($) shares
Condensed Balance Sheet Statements, Captions [Line Items]
Prior to Business Combination, Authorized	71,152,084
Prior to Business Combination, Issued	66,550,928
Prior to Business Combination, Outstanding	66,550,928
Prior to Business Combination, Preferred Stock (in Dollars) | $	$ 46,670
Series A Legacy Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prior to Business Combination, Authorized	16,740,853
Prior to Business Combination, Issued	16,740,853
Prior to Business Combination, Outstanding	16,740,853
Prior to Business Combination, Preferred Stock (in Dollars) | $	$ 6,477
Series A1 Legacy Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prior to Business Combination, Authorized	26,107,321
Prior to Business Combination, Issued	26,107,321
Prior to Business Combination, Outstanding	26,107,321
Prior to Business Combination, Preferred Stock (in Dollars) | $	$ 16,678
Series A2 Legacy Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prior to Business Combination, Authorized	10,036,853
Prior to Business Combination, Issued	10,036,853
Prior to Business Combination, Outstanding	10,036,853
Prior to Business Combination, Preferred Stock (in Dollars) | $	$ 9,995
Series A3 Legacy Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prior to Business Combination, Authorized	18,267,057
Prior to Business Combination, Issued	13,665,901
Prior to Business Combination, Outstanding	13,665,901
Prior to Business Combination, Preferred Stock (in Dollars) | $	$ 13,520